Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ (10,189,391)	$ (11,013,966)	$ 112,227
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation expense	3,730,818	2,438,320	2,309,263
Amortization expense of land use rights	90,027	90,403	78,926
Amortization expense of intangible assets	905,482	533,328	214,703
Amortization expense of right-of-use assets	55,396	140,626	53,627
Bad debt (recovery) expense for accounts receivable	524,426	13,538	(60,982)
Bad debt (recovery) expense for advances to suppliers	91,118	(18,772)	228,251
Inventory provision	253,145	346,033	21,962
Deferred tax assets, net		616,763	106,775
Gain from disposal of property, plant and equipment	(101,177)	(205,018)	(795,783)
Imputed interest for short-term borrowings from third parties		4,739
Changes in operating assets and liabilities:
Accounts receivable	1,810,209	(398,926)	18,373,339
Notes receivable			99,663
Inventories	3,527,618	303,325	1,599,407
Advances to suppliers	(973,323)	4,607,233	330,995
Prepaid expenses and other receivables	(1,038,003)	(10,436)	1,177,551
Other long-term receivables	(437,651)	651,232	(893,493)
Accounts payable	(4,176,882)	260,017	(10,507,396)
Accrued expenses and other current liabilities	1,048,087	888,122	(194,934)
Advances from customers	(174,157)	(756,585)	(2,894,344)
Income tax payable	70,981	(772,092)	335,069
Operating lease liabilities	40,710	(256,165)	(53,629)
Other long-term payables		(53,039)	57,086
Net cash (used in) provided by operating activities	(4,942,568)	(2,591,320)	9,698,283
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(2,420,335)	(4,484,821)	(5,122,095)
Disposal of property, plant and equipment	502,465	509,916	1,515,045
Purchases of intangible assets	(14,868)	(3,016,043)	(3,060,601)
Long-term investment	541,343		(210,867)
Net cash used in investing activities	(1,391,395)	(6,990,948)	(6,878,518)
Cash Flows from Financing Activities:
Proceeds received from stock issuance	2,484,475		12,409,022
Proceeds from (Repayments to) long-term payable	234,574		(873,401)
Net proceed from private placement	980,000
Proceeds from short-term bank borrowings	25,207,168	29,696,738	15,706,830
Repayments on short-term bank borrowings	(25,623,586)	(27,701,927)	(16,243,972)
Proceeds from short-term borrowings from third party individuals	3,431,306	2,323,622	863,700
Repayments on short-term borrowings from third party individuals	(2,473,523)	(670,608)	(9,347,795)
Proceeds from long-term bank borrowings		1,701,331
Proceeds from convertible bond	1,289,527
Proceeds from related parties	11,241,303	7,606,540	2,868,827
Repayments to related parties	(10,025,547)	(5,234,786)	(5,371,422)
Net cash provided by financing activities	6,745,697	7,720,910	11,789
Effect of changes in currency exchange rates	(229,668)	(788,138)	291,031
Net (decrease) increase in cash and cash equivalents	182,067	(2,649,496)	3,122,585
Cash, cash equivalents and restricted cash at the beginning of year	1,157,424	3,806,920	684,335
Cash and cash equivalents and restricted cash at the end of year	1,339,491	1,157,424	3,806,920
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	1,024,569	854,518	3,655,947
Restricted cash	314,922	302,906	150,973
Total cash, cash equivalents and restricted cash	1,339,491	1,157,424	3,806,920
Supplemental disclosures of cash flows information:
Cash (return from) paid for income taxes	112	(78,190)	241,697
Cash paid for interest	1,200,734	1,014,303	1,010,897
Noncash investing activities
Transfer of building from CIP to PP&E		$ 2,883,668